Statutory reserves and restricted net assets (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statutory reserves and restricted net assets
Minimum percentage of after tax profit to be allocated to statutory reserve	10.00%
Required statutory reserve registered capital ratio to deforce compulsory net profit allocation to statutory reserve	50.00%
Amounts restricted that include paid in capital and statutory reserve funds, as determined pursuant to PRC GAAP	$ 237,418,965	¥ 1,632,374,093	¥ 1,244,786,249